General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Aug. 18, 2023
General [Abstract]
Ordinary shares (in Shares)		75,000,000
Net loss	$ 2,932
Cash flows from operating activities	3,233
Accumulated deficit	$ 66,449